Cover	Oct. 24, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 24, 2024
Entity Registrant Name	CBRE GROUP, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32205
Entity Tax Identification Number	94-3391143
Entity Address, Address Line One	2121 North Pearl Street
Entity Address, Address Line Two	Suite 300
Entity Address, Postal Zip Code	75201
Local Phone Number	979-6100
City Area Code	(214)
Title of 12(b) Security	Class A Common Stock, $0.01 par value per share
Trading Symbol	“CBRE”
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001138118
Amendment Flag	false
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX